Intangibles and Other Assets - Depreciation, Amortization, and Depletion Expense Related to Intangibles and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangibles and Other Assets by Major Class [Line Items]
Intangible amortization	$ 200	$ 300	$ 700	$ 800	$ 1,065	$ 1,265	$ 1,415
Software amortization					$ 483	$ 940	$ 1,880